Income Taxes - Schedule of Company's Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of Deferred Tax Assets and Liabilities [Abstract]
U.S. federal and state net operating loss carryforwards	$ 25,051	$ 17,791
Capitalized start-up and research and development expenses	5,377	2,718
Research and development tax credits	1,780	1,320
Lease Liability	838
Depreciation	236	44
Other temporary differences	994	706
Total deferred tax assets	34,276	22,579
Valuation allowance	(33,484)	$ (22,579)	$ (18,577)
Net deferred tax assets	792
Right of Use Asset	(792)
Total deferred tax liabilities	(792)
Net deferred tax asset	$ 0